UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                 FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                Investment Company Act file number:  811-05189

                            THE SPAIN FUND, INC.
              (Exact name of registrant as specified in charter)

            1345 Avenue of the Americas, New York, New York 10105
             (Address of principal executive offices) (Zip code)

                              Mark R. Manley
                     Alliance Capital Management, L.P.
                       1345 Avenue of the Americas
                         New York, New York 10105
                  (Name and address of agent for service)

     Registrant's telephone number, including area code:  (800) 221-5672

               Date of fiscal year end:  November 30, 2004

                 Date of reporting period:  May 31, 2004


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ITEM 1.  REPORTS TO STOCKHOLDERS.



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Closed End
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AllianceBernstein [LOGO](SM)
Investment Research and Management


The Spain Fund


Semi-Annual Report -- May 31, 2004


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Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 12, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for The Spain Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies

This closed-end fund seeks long-term capital appreciation through investment primarily in the equity securities of Spanish companies.

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Investment Results

The following table provides performance for the Fund and its benchmarks for the three-, six- and 12-month periods ended May 31, 2004. The Madrid General Index measures the performance of a selected number of continuous market stocks while the IBEX 35 Index is comprised of the 35 most liquid stocks traded on the Spanish Continuous Market.

INVESTMENT RESULTS*
Periods Ended May 31, 2004

                            ----------------------------------------
                                             Returns
                            ----------------------------------------
                                  3            6             12
                               Months        Months        Months
                            ------------  ------------  ------------
The Spain Fund (NAV)            -6.28%        11.17%        30.20%
--------------------------------------------------------------------
Madrid General Index            -4.79%        12.02%        30.74%
--------------------------------------------------------------------
IBEX 35 Index                   -5.02%        13.23%        30.26%
--------------------------------------------------------------------

The Fund's market value per share on May 31, 2004 was $9.70. For additional Financial Highlights, please see pages 17-18.

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) as of May 31, 2004. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes. Past performance is no guarantee of future results.

Neither the unmanaged Madrid General Index nor the unmanaged IBEX 35 Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Madrid General Index measures the performance of a selected number of continuous market stocks. The IBEX 35 Index is the official index of the Spanish Continuous Market and is comprised of the 35 most liquid stocks traded on the Continuous Market. The indices' returns are expressed in U.S. dollars. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including The Spain Fund.

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During the three-, six- and 12-month periods ended May 31, 2004, the Fund underperformed both of its benchmarks, the Madrid General Index and the IBEX 35 Index. The Fund's underperformance during the six- and 12-month periods was driven primarily by underweighted positions in the investment goods and energy sectors. The Fund's overweighted positions in the TMT (technology, media and telecommunications) sectors contributed positively to its performance over the 12-month period but detracted from its performance over the six-month reporting period.


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THE SPAIN FUND o 1
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During the more recent three-month period ended May 31, 2004, the Fund's underperformance was due to overweighted positions in telecommunication, media and airline stocks, and an underweighted position in the energy sector. The Fund was also penalized by the price adjustment applied to the shares of one of its holdings, the non-quoted stock Unidad Editorial. This followed the recommendation of the Valuation Committee for Illiquid Shares which took into account the indicative price offer from the company's management. The Fund's performance benefited from selective investments in the investment goods and consumer sectors.

Market Review and Investment Strategy

The Spanish market performed weakly during the three-month period ended May 31, 2004. Despite an initial recovery from the Madrid train bombings on March 11, 2004 and the unexpected outcome of the general elections held shortly thereafter, worldwide fears about potential U.S. Federal Reserve interest rate increases and continued increases in oil prices negatively impacted global stock markets. During this period, the telecommunications and media sectors, in addition to select financial stocks, underperformed the Spanish market, which was led by investment goods and energy stocks. The Fund maintained an overweighted position in the media sector as we continued to believe in a strong economic cycle. We further increased the Fund's exposure to the consumer sector as earnings visibility improved. At the same time, we reduced exposure to tobacco, gas and insurance stocks given specific stock issues regarding valuation and dilution risk.

The Spanish market performed strongly during the six- and 12-month periods ended May 31, 2004, driven by the confirmation of a global economic recovery led by the United States. All stocks linked to the economic cycle outperformed the market during these periods, with the investment goods, telecommunications and media sectors leading the Spanish market. During these periods, the Fund maintained overweighted positions in the telecommunications, media and market services sectors, and underweighted positions in the consumer and utilities sectors.


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2 o THE SPAIN FUND
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                                                              Portfolio Summary
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PORTFOLIO SUMMARY
May 31, 2004 (unaudited)


INCEPTION DATE
6/28/88


PORTFOLIO STATISTICS
Net Assets ($mil): $77.9


SECTOR BREAKDOWN*
     30.0%   Financial Services
     25.5%   Consumer Services
     25.0%   Utilities
      8.4%   Energy                             [PIE CHART OMITTED]
      4.7%   Capital Goods
      2.4%   Basic Industry
      2.2%   Technology
      1.8%   Multi-Industry


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


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THE SPAIN FUND o 3
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                                                           Ten Largest Holdings
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TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Telefonica, SA                                   $ 10,991,936          14.1%
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA                 8,764,864          11.3
-------------------------------------------------------------------------------
Banco Santander Central Hispano, SA                 8,584,777          11.0
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Industria de Diseno Textil, SA (Inditex)            4,849,467           6.2
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Repsol-YPF, SA                                      4,666,255           6.0
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Endesa, SA                                          3,222,176           4.1
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Banco Popular Espanol, SA                           3,189,456           4.1
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Sogecable, SA                                       2,666,879           3.4
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Unidad Editorial, SA Series A                       2,660,104           3.4
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Red Electrica de Espana                             2,471,342           3.2
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                                                 $ 52,067,256          66.8%



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4 o THE SPAIN FUND
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                                                       Portfolio of Investments
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PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-97.7%

Financial Services-29.3%
Banking-Money Center-23.4%
Banco Bilbao Vizcaya Argentaria, SA(a)                662,000     $   8,764,864
Banco Espanol de Credito(b)                            75,000           898,645
Banco Santander Central Hispano, SA                   808,819         8,584,777
                                                                  -------------
                                                                     18,248,286
                                                                  -------------
Banking-Regional-4.1%
Banco Popular Espanol, SA                              56,706         3,189,456
                                                                  -------------
Insurance-1.8%
Corporacion Mapfre, SA                                120,508         1,373,268
                                                                  -------------
                                                                     22,811,010
                                                                  -------------
Consumer Services-24.9%
Airlines-2.4%
Iberia Lineas Aereas de Espana, SA                    642,242         1,843,421
                                                                  -------------
Apparel-6.2%
Industria de Diseno Textil, SA (Inditex)              210,744         4,849,467
                                                                  -------------
Broadcasting & Cable-5.9%
Promotora de Informaciones (Prisa), SA                110,000         1,899,766
Sogecable, SA(b)                                       64,504         2,666,879
                                                                  -------------
                                                                      4,566,645
                                                                  -------------
Cellular Communications-1.7%
Telefonica Moviles, SA(b)                             126,028         1,306,871
                                                                  -------------
Printing & Publishing-4.6%
Telefonica Publicidad e Informacion, SA               140,000           966,127
Unidad Editorial, SA Series A(b)(c)                   687,039         2,660,104
                                                                  -------------
                                                                      3,626,231
                                                                  -------------
Retail-General Merchandise-2.3%
Aldeasa, SA                                            62,980         1,765,401
                                                                  -------------
Miscellaneous-1.8%
Amadeus Global Travel Distribution, SA                238,363         1,435,303
                                                                  -------------
                                                                     19,393,339
                                                                  -------------
Utilities-24.4%
Electric & Gas-10.3%
Enagas                                                205,000         2,301,057
Endesa, SA                                            174,593         3,222,176
Red Electrica de Espana                               149,106         2,471,342
                                                                  -------------
                                                                      7,994,575
                                                                  -------------
Telephone-14.1%
Telefonica, SA                                        757,530        10,991,936
                                                                  -------------
                                                                     18,986,511
                                                                  -------------


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THE SPAIN FUND o 5
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                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Energy-8.2%
International-6.0%
Repsol-YPF, SA                                        220,070     $   4,666,255
                                                                  -------------
Miscellaneous-2.2%
Gamesa Corporacion Tecnologica
  (Gamesa), SA                                         39,000         1,749,142
                                                                  -------------
                                                                      6,415,397
                                                                  -------------
Capital Goods-4.6%
Engineering & Construction-4.6%
Acciona, SA                                            33,000         2,087,861
ACS, Actividades de Construccion y
  Servicios, SA                                        30,893         1,508,931
                                                                  -------------
                                                                      3,596,792
                                                                  -------------
Basic Industry-2.4%
Mining & Metals-2.4%
Acerinox, SA                                           34,000         1,864,174
                                                                  -------------
Technology-2.1%
Computer Services-2.1%
Indra Sistemas, SA                                    128,035         1,637,319
                                                                  -------------
Multi-Industry-1.8%
Miscellaneous-1.8%
Abengoa, SA                                           170,000         1,389,098
                                                                  -------------
Total Investments-97.7%
  (cost $44,601,032)                                                 76,093,640
Other assets less liabilities-2.3%                                    1,797,874
                                                                  -------------
Net Assets-100%                                                   $  77,891,514
                                                                  =============


(a)  Security represents investment in an affiliate.

(b)  Non-income producing security.

(c)  Restricted and illiquid security, valued at fair value (See Notes A & E).

See notes to financial statements.


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6 o THE SPAIN FUND
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                                              Statement of Assets & Liabilities
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STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $44,601,032)            $  76,093,640
Cash                                                                     59,205
Foreign cash, at value (cost $1,582,914)                              1,647,462
Receivable for investment securities sold                               417,408
                                                                  -------------
Total assets                                                         78,217,715
                                                                  -------------
LIABILITIES
Management fee payable                                                   62,177
Accrued expenses                                                        264,024
                                                                  -------------
Total liabilities                                                       326,201
                                                                  -------------
Net Assets                                                        $  77,891,514
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      86,810
Additional paid-in capital                                           63,238,422
Accumulated net investment loss                                      (3,568,678)
Accumulated net realized loss on investment
  and foreign currency transactions                                 (13,422,196)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities            31,557,156
                                                                  -------------
                                                                  $  77,891,514
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 8,680,966 shares outstanding)                                 $8.97
                                                                          =====


See notes to financial statements.


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THE SPAIN FUND o 7
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                                                        Statement of Operations
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STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends--unaffiliated issuers (net of
  foreign taxes withheld of $119,420)             $    676,714
Dividends--affiliated issuer (net of
  foreign taxes withheld of $25,123)                   142,365
Interest                                                 2,955     $    822,034
                                                  ------------
EXPENSES
Management fee                                         419,440
Custodian                                              108,746
Directors' fees and expenses                            62,150
Printing                                                57,701
Legal                                                   53,793
Audit                                                   40,945
Transfer agency                                         23,813
Registration                                            11,700
Miscellaneous                                            6,748
                                                  ------------
Total expenses                                                          785,036
                                                                   ------------
Net investment income                                                    36,998
                                                                   ------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                             4,074,259
  Foreign currency transactions                                           4,157
Net change in unrealized appreciation/
  depreciation of:
  Investments                                                         4,353,145
  Foreign currency denominated assets
    and liabilities                                                      32,735
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                               8,464,296
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  8,501,294
                                                                   ============


See notes to financial statements.


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8 o THE SPAIN FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                               Six Months Ended    Year Ended
                                                 May 31, 2004     November 30,
                                                  (unaudited)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $      36,998    $      70,384
Net realized gain (loss) on investment and
  foreign currency transactions                      4,078,416         (429,440)
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currency denominated assets
  and liabilities                                    4,385,880       19,585,606
                                                 -------------    -------------
Net increase in net assets from
  operations                                         8,501,294       19,226,550

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                               (3,605,676)        (438,342)
Tax return of capital                                       -0-      (5,032,175)

CAPITAL STOCK TRANSACTIONS
Net increase                                           178,574          261,141
                                                 -------------    -------------
Total increase                                       5,074,192       14,017,174

NET ASSETS
Beginning of period                                 72,817,322       58,800,148
                                                 -------------    -------------
End of period (including accumulated
  net investment loss of ($3,568,678)
  and $0, respectively)                          $  77,891,514    $  72,817,322
                                                 =============    =============


See notes to financial statements.


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THE SPAIN FUND o 9

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

The Spain Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 30, 1987 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Investment Manager"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices


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10 o THE SPAIN FUND

                                                  Notes to Financial Statements
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provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Investment Manager may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies. The Fund fair values a security that it holds when a significant event (e.g., an earthquake or a major terrorist attack) occurs after the time that the latest market quotation was established, and, as a result, such market quotation cannot be said to represent the current market value of the security as of the time the Fund prices its shares. Fair valuing securities is imprecise, and there is no assurance that the Fund could dispose of the security at the price used for determining the Fund's net asset value.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

The exchange rate for the Euro at May 31, 2004 was .82 EUR to U.S. $1.00.

3. Taxes

It is the Fund's policy to meet the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


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THE SPAIN FUND o 11

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Withholding taxes on foreign interest and dividends have been provided for in accordance with the Spanish tax rates.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Realized gains and losses from security and currency transactions are calculated on the identified cost basis.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences, do not require such reclassification.

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of an Investment Management and Administration Agreement, the Fund pays the Investment Manager a fee, calculated weekly and paid monthly, at an annualized rate of 1.10% of the average weekly net assets up to $50 million, 1.00% of the Fund's average weekly net assets on the next $50 million, and .90% of the Fund's average weekly net assets over $100 million.

The Fund and the Investment Manager have entered into a Sub-Advisory Agreement with BBVA Privanza Gestora, S.G.I.I.C., S.A. (the "Sub-Adviser"). Under this agreement the Sub-Adviser receives a fee at the annual rate of .25 of 1% of the Fund's average weekly net assets. All amounts paid to the Sub-Adviser are payable by the Investment Manager from its fee. A director of the Fund is a director of Banco Bilbao Vizcaya Argentaria, the parent of the Sub-Adviser.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Investment Manager, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. The Fund reimbursed AGIS $135 during the six months ended May 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2004, amounted to $47,581, of which $17,625 was paid to Banco Bilbao Vizcaya Argentaria.


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12 o THE SPAIN FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Banco Bilbao Vizcaya Argentaria, an affiliate of the Sub-Adviser, serves as subcustodian of the Fund. Fees paid to the subcustodian are payable by the custodian from its fee. For the six months ended May 31, 2004, the Fund earned $3,056 of interest income on cash balances maintained at the subcustodian.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $   8,718,664    $  13,518,052
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $  31,492,608
Gross unrealized depreciation                                                -0-
                                                                  -------------
Net unrealized appreciation                                       $  31,492,608
                                                                  =============


Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.


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THE SPAIN FUND o 13

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE D

Capital Stock

There are 100,000,000 shares of $.01 par value common stock authorized. At May 31, 2004, 8,680,966 shares were outstanding. During the six months ended May 31, 2004, the Fund issued 17,980 shares, in connection with the Fund's dividend reinvestment plan.

NOTE E

Restricted Security

                                                 Date Acquired        Cost
                                                 =============    =============
Unidad Editorial, SA Series A                       9/30/92       $     871,944


The security shown above is restricted as to sale and has been valued at fair value in accordance with the policy described in Note A.

The value of this security at May 31, 2004 was $2,660,104 representing 3.4% of net assets.

NOTE F

Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

Investment in the Fund's shares requires consideration of certain factors that are not typically associated with investments in U.S. equity securities such as currency fluctuations, potential price volatility, lower liquidity and concentration of the Spanish equities market and limitations on the concentration of investment in the equity of securities of companies in certain industry sectors. The possibility of political and economic instability of government supervision and regulation of the market may further affect the Fund's investments.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

14 o THE SPAIN FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                  2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $     438,342    $          -0-
                                              -------------    -------------
Total taxable distributions                         438,342               -0-
  Tax return of capital                           5,032,175        6,535,545
                                              -------------    -------------
Total distributions paid                      $   5,470,517    $   6,535,545
                                              =============    =============


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $ (16,260,105)(a)
Unrealized appreciation/(depreciation)                            25,930,769
                                                               -------------
Total accumulated earnings/(deficit)                           $   9,670,664(b)
                                                               =============


(a) On November 30, 2003, the Fund had a net capital loss carryforward of $16,260,105, of which $1,429,119 expires in the year 2009, $14,007,595 expires in the year 2010 and $823,391 expires in the year 2011. Future realized gains offset by the loss carryforwards are not required to be distributed to shareholders. However, under the Fund's distribution policy, such gains may be distributed to shareholders in the year the gains are realized. Any such gains distributed may be taxable to shareholders.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE H

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Investment Manager provide information to them. The Investment Manager has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below


_______________________________________________________________________________

THE SPAIN FUND o 15

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


for a description of the agreements reached by the Investment Manager and the SEC and NYAG in connection with the investigations mentioned above.

In addition, numerous lawsuits have been filed against the Investment Manager and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. Management of the Investment Manager believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, the Investment Manager confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Investment Manager agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Investment Manager agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and

(iii) The Investment Manager agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Investment Manager's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.


_______________________________________________________________________________

16 o THE SPAIN FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                        Six Months
                                           Ended
                                          May 31,                        Year Ended November 30,
                                            2004     ---------------------------------------------------------------
                                        (unaudited)     2003         2002         2001         2000         1999
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $8.41        $6.81        $8.39       $10.30       $16.45       $22.16

INCOME FROM
  INVESTMENT OPERATIONS
Net investment income (loss)                 .00(a)(b)    .01(a)      (.03)(a)     (.03)(a)     (.13)        (.06)(a)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                               .98         2.22         (.79)        (.75)       (1.76)         .44
Net increase (decrease) in
  net asset value from
  operations                                 .98         2.23         (.82)        (.78)       (1.89)         .38
Realized gain due to
  repurchase program                          -0-          -0-          -0-          -0-          -0-         .19

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                         (.42)        (.05)          -0-        (.02)          -0-          -0-
Distributions from net realized
  gain on investment
  and foreign currency
  transactions                                -0-          -0-          -0-        (.48)       (4.26)       (6.28)
Tax return of capital                         -0-        (.58)        (.76)        (.63)          -0-          -0-
Total dividends and
  distributions                             (.42)        (.63)        (.76)       (1.13)       (4.26)       (6.28)
Net asset value,
  end of period                            $8.97        $8.41        $6.81        $8.39       $10.30       $16.45
Market value,
  end of period                            $9.70        $9.57        $6.97        $8.55       $9.625       $14.50
Premium/(Discount)                          8.14%       13.79%        2.35%        1.91%       (6.55)%     (11.85)%

TOTAL RETURN
Total investment return
  based on(c):
  Market value                              5.65%       49.25%       (9.74)%       0.49%      (12.72)%       8.53%
  Net asset value                          11.17%       34.24%      (10.13)%      (7.85)%     (17.67)%       4.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $77,892      $72,817      $58,800      $72,001      $88,207     $140,808
Ratio of expenses to average
  net assets                                1.99%(d)     2.19%        2.13%        1.91%        1.96%        1.84%
Ratio of net investment
  income (loss) to average
  net assets                                 .09%(d)      .11%        (.48)%       (.35)%       (.88)%       (.32)%
Portfolio turnover rate                       12%          26%          39%          34%          29%          45%



See footnote summary on page 18.


_______________________________________________________________________________

THE SPAIN FUND o 17

                                                           Financial Highlights
-------------------------------------------------------------------------------


(a)  Based on average shares outstanding.

(b)  Amount is less than $.005.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such years. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such years. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


_______________________________________________________________________________

18 o THE SPAIN FUND

Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Norman S. Bergel(1)
Daniel de Fernando Garcia
Inmaculada de Habsburgo-Lorena(1)
Antonio Eraso(1)
Ignacio Gomez-Acebo
Francisco Gomez Roldan(1)
Juan Manuel Sainz de Vicuna(1)


OFFICERS

Marc O. Mayer, President
Edward D. Baker III(2), Senior Vice President
Russell Brody, Vice President
Cristina Fernandez-Alepuz, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY10004

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY10036

Dividend Paying Agent, Transfer Agent and Registrar

Equiserve Trust Company
P.O. Box 43011
Providence, RI 02840-3011


(1)  Member of the Audit Committee

(2) Mr. Baker is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock on the open market.

This report, including the financial statements therein is transmitted to the shareholders of The Spain Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


_______________________________________________________________________________

THE SPAIN FUND o 19

                                                         Management of the Fund
-------------------------------------------------------------------------------


MANAGEMENT OF THE FUND


Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.



                                                                                PORTFOLIOS
                                            PRINCIPAL                             IN FUND           OTHER
   NAME, ADDRESS,                         OCCUPATION(S)                           COMPLEX        DIRECTORSHIPS
  AGE OF DIRECTOR                            DURING                             OVERSEEN BY         HELD BY
 (YEARS OF SERVICE)                       PAST 5 YEARS                            DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

Daniel de Fernando                  Director, Private Banking and Asset               1             None
Garcia,*, 38                        Management--BBVA Privanza
BBVA,                               Gestora, S.G.I.I.C., S.A. ("BBVA")
Padilla, 17                         since October 2002. Since prior to
28006 Madrid,                       1999 he was associated with J.P.
Spain                               Morgan in the following capacities:
(11 months)                         Director, Asset Management JP
                                    Morgan Private Banking; Head
                                    of Asset Management & Private
                                    Banking (Europe, Africa and The
                                    Orient); Co-Head of AMS, Head
                                    of Investments and Chairman &
                                    CEO of Morgan Gestion, S.A.
                                    (JPM Madrid); Member of AMS
                                    European Mgmt. Group, Member
                                    of PCG Europe Management
                                    Team, Member of JPM Madrid
                                    Management Committee, Member
                                    of AMS European Mgmt Group,
                                    Equity Portfolio Manager in the
                                    International Investment Group
                                    (JPMIM London), Fixed Income
                                    Portfolio Manager, Equity Portfolio
                                    Manager and Director of Morgan
                                    Gestion, S.A. (Mutual Fund
                                    Management Company).

Ignacio Gomez-                      He is Senior Partner of Gomez-                    1             None
Acebo,*, 72                         Acebo & Pombo (law firm);
Gomez-Acebo & Pombo                 Chairman of the Board of Clarke,
Paseo de la Castellana              Modet & Co. and NOKIA Spain.
246-12th Floor,
28046 Madrid,
Spain
(9 years)



* "Interested person," as defined in the 1940 Act, of the Fund because of an affiliation with either the Fund's investment adviser, Alliance Capital Management L.P., or BBVA Privanza Gestora, S.G.I.I.C., S.A., the Fund's sub-adviser.


_______________________________________________________________________________

20 o THE SPAIN FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                                PORTFOLIOS
                                            PRINCIPAL                             IN FUND           OTHER
   NAME, ADDRESS,                         OCCUPATION(S)                           COMPLEX        DIRECTORSHIPS
  AGE OF DIRECTOR                            DURING                             OVERSEEN BY         HELD BY
 (YEARS OF SERVICE)                       PAST 5 YEARS                            DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr., #+, 71       Investment adviser and an                       116             None
2 Sound View Drive                  independent consultant. He was
Suite 100                           formerly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
Chairman of the Board               investment adviser, with which he
(7 months)                          had been associated since prior
                                    to 1999. He was formerly Deputy
                                    Comptroller and Chief Investment
                                    Officer of the State of New York
                                    and, prior thereto, Chief Investment
                                    Officer of the New York Bank for
                                    Savings.

Norman Bergel,#+, 54                He is an international consultant. He             1          The Southern
S. Corrado 15                       was formerly Director of BBV-Privanza,                       Africa Fund,
Lido di Noto                        Deputy Chairman of Alliance Capital                               Inc.
Noto,                               Management (Pty.) Ltd., Deputy
Prov. of Syracuse                   Chairman of Alliance MBCA, Senior
Italy                               Vice President of ACMC, Director
(3 years)                           of Alliance Capital Ltd. ("ACL"),
                                    Managing Director of Alliance Capital
                                    Management International and
                                    Managing Director of White Williams
                                    Private Equity Partners GmbH.

Antonio Eraso,#+, 63                He is Non-executive Director of                   1             None
Latinver, S.A.,                     Mapfre, Heron, Santander Central
Paseo de la Castellana,             Hispano Activos Inmobiliarios,
28046 Madrid,                       Advisor CEO Iberdrola. President
Spain                               of Heron Espana; Advisor of CB
(2 years)                           Richard Ellis (Spain & Portugal);
                                    Advisor of Bansa Leasing; Advisor
                                    of Transolver (Finance); Advisor of
                                    Grupo Tecnobit S.A. (Defense);
                                    Advisor of Equifax Iberica; Presi-
                                    dent's Assessor of Iberdrola;
                                    President's Assessor of Grupo
                                    Berge; Assessor of Tishman &
                                    Speyer Espana S.A.; Board's
                                    Assessor of Young & Rubican
                                    Espana; Board's Assessor of
                                    Gleeds Iberica (project manage-
                                    ment); Member of the National
                                    Assembly and Permanent Com-
                                    mission of ASNEF (National
                                    Association of Financial Entities);
                                    Spanish Representative of EURO-
                                    FINAS (European Association of
                                    Finance); formerly Advisor of
                                    Sedgwick Group Espana.


#  Member of the Audit Committee.

+  Member of the Nominating Committee.


_______________________________________________________________________________

THE SPAIN FUND o 21

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                                PORTFOLIOS
                                            PRINCIPAL                             IN FUND           OTHER
   NAME, ADDRESS,                         OCCUPATION(S)                           COMPLEX        DIRECTORSHIPS
  AGE OF DIRECTOR                            DURING                             OVERSEEN BY         HELD BY
 (YEARS OF SERVICE)                       PAST 5 YEARS                            DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------

Inmaculada de                       She is President and Chief Executive              1             None
Habsburgo-Lorena,#+,                Officer of Queen Sofia Spanish Institute;
58                                  Trustee of Samuel H. Kress Founda-
Queen Sofia                         tion; Founder and Trustee of the King
Spanish Institute                   Juan Carlos International Center of
684 Park Avenue                     New York University Foundation;
New York, NY 10021                  and member of the Board of World
(16 years)                          Monuments Fund Espana. She has
                                    earned Master of Arts and Master
                                    of Philosophy degrees from
                                    Columbia University and a
                                    Bachelor of Arts degree from
                                    George Washington University.

Francisco Gomez                     He is Chief Financial Officer of                  1             None
Roldan,#+, 50                       Santander Central Hispano. He was
Santander Central                   formerly Chief Executive Officer of
Hispano,                            Banesto S.A.; Chief Executive Officer
Sevilla 3, 2A pl.                   of Argenteria, Caja Postal y Banco
28014 Madrid,                       Hipotecario; Deputy General Manager
Spain                               of Banco Bilbao-Vizcaya, S.A., the
(16 years)                          parent of Privanza; General Manager
                                    of BBV Interactivos, S.A.; and
                                    General Manager of Banca
                                    Catalana, S.A.

Juan Manuel Sainz                   He is Honorary Chairman of Coca-                  1             None
de Vicuna,#+, 78                    Cola Espana; President of the
Coca Cola International,            Fundacion Coca-Cola Espana,
Josefa Valcarcel 36                 Director of Rendelsur (Coca-Cola
28027 Madrid,                       franchise, Southern Spain); member
Spain                               of the Fundacion de Amigos de
(16 years)                          Museo del Prado, the Board of
                                    World Monuments Fund Espana,
                                    Notre Dame University--Joan B.
                                    Kroc Institute for International
                                    Peace Studies and the Patronato
                                    of Universidad Pontificia de
                                    Salamanca.



#  Member of the Audit Committee.

+  Member of the Nominating Committee.


_______________________________________________________________________________

22 o THE SPAIN FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------


Officer Information

Certain information concerning the Fund's Officers is listed below.




 NAME, ADDRESS*                      PRINCIPAL POSITION(S)                PRINCIPAL OCCUPATION
    AND AGE                             HELD WITH FUND                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                   President                       Executive Vice President of Alliance
                                                                    Capital Management Corporation
                                                                    ("ACMC")** since 2001; prior thereto,
                                                                    Chief Executive Officer of Sanford C.
                                                                    Bernstein & Co., LLC and its
                                                                    predecessor since prior to 1999.

Edward D. Baker III, 53             Senior Vice President           Senior Vice President and Chief
                                                                    Investment Officer--Emerging Markets
                                                                    of ACMC**, with which he has been
                                                                    associated since prior to 1999.

Russell Brody, 37                   Vice President                  Vice President of ACMC**, with which
                                                                    he has been associated since prior to
                                                                    1999.

Cristina Fernandez-                 Vice President                  Consultant to ACMC** and the Fund,
Alepuz, 34                                                          with which she has been associated
                                                                    since prior to 1999.

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS")** and
                                                                    a Vice President of AllianceBernstein
                                                                    Investment Research and Manage-
                                                                    ment, Inc. ("ABIRM")**, with which he
                                                                    has been associated since prior to
                                                                    1999.

Vincent S. Noto, 39                 Controller and Chief            Vice President of AGIS** with which
                                    Financial Officer               he has been associated since prior to
                                                                    1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Acting
                                                                    General Counsel of ACMC**, with
                                                                    which he has been associated since
                                                                    prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.


_______________________________________________________________________________

THE SPAIN FUND o 23

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

24 o THE SPAIN FUND

                                                 Summary of General Information
-------------------------------------------------------------------------------


SUMMARY OF GENERAL INFORMATION


Shareholder Information

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation SpainFd. The daily net asset value of the Fund's shares are available from the Fund's Transfer Agent by calling (800) 219-4218. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Analytical Services and Morningstar, Inc. The Fund's NYSE trading symbol is "SNF". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed End Funds".

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment Plan is available to shareholders in the Fund, which provides automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional cash investments in Fund shares through the Plan Agent. If you wish to participate in the Plan and your shares are held in your name, simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company at (800) 219-4218.


_______________________________________________________________________________

THE SPAIN FUND o 25

THE SPAIN FUND
1345 Avenue of the Americas
New York, NY 10105


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


SPNSR0504




ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A in its proxy statement filed with the Commission on February 23, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-------------------------------------------------------------------------------
11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:    July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:    July 30, 2004

By:      /s/ Mark D. Gersten
         --------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    July 30, 2004